Fees Summary	Sep. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 488,750,000
Previously Paid Amount	0
Total Fee Amount	72,139.5
Total Offset Amount	0
Net Fee	$ 72,139.5